Operating Lease (Notes)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating Leases

8.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on non-cancellable time charter leases in respect of our vessels as of June 30, 2019, were as follows:

Period ending December 31,
(in thousands of $)
2019	20,079
2020	6,580
Total	26,659

Subsequent to June 30, 2019, the Golar Artic, Golar Seal, Golar Snow and Golar Ice commenced charters ranging from 8 to 60 months.

With the exception of the Hilli which has a carrying value of $1,239.5 million as of June 30, 2019, management's intention is that all owned vessels are available to be used by customers under operating lease arrangements.

The components of operating lease income were as follows:

Six months ended June 30, 2019
(in thousands of $)
Operating lease income	22,001
Variable lease income (1)	2,698
Total operating lease income	24,699
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	Six months ended June 30, 2019
Operating lease cost (1)	3,430
Variable lease cost (2)	975
Total operating lease cost	4,405

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in income statement line-items "Vessel operating expenses" and "Administrative expenses".

Right-of-use assets obtained in exchange for new operating lease liabilities during the six months ended June 30, 2019 amounted to $12.1 million.

Our weighted average remaining lease term for our operating leases is 5.6 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.5%.

The maturity of our lease liabilities is as follows:

(in thousands of $)
Year ending December 31,	Operating leases
2019 (1)	2,304
2020	3,452
2021	2,288
2022	1,223
2023	491
Thereafter	2,462
Total operating lease liabilities on June 30, 2019	12,220
(1) For the six months ending December 31, 2019.

Operating Leases

8.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on non-cancellable time charter leases in respect of our vessels as of June 30, 2019, were as follows:

Period ending December 31,
(in thousands of $)
2019	20,079
2020	6,580
Total	26,659

Subsequent to June 30, 2019, the Golar Artic, Golar Seal, Golar Snow and Golar Ice commenced charters ranging from 8 to 60 months.

With the exception of the Hilli which has a carrying value of $1,239.5 million as of June 30, 2019, management's intention is that all owned vessels are available to be used by customers under operating lease arrangements.

The components of operating lease income were as follows:

Six months ended June 30, 2019
(in thousands of $)
Operating lease income	22,001
Variable lease income (1)	2,698
Total operating lease income	24,699
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	Six months ended June 30, 2019
Operating lease cost (1)	3,430
Variable lease cost (2)	975
Total operating lease cost	4,405

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in income statement line-items "Vessel operating expenses" and "Administrative expenses".

Right-of-use assets obtained in exchange for new operating lease liabilities during the six months ended June 30, 2019 amounted to $12.1 million.

Our weighted average remaining lease term for our operating leases is 5.6 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.5%.

The maturity of our lease liabilities is as follows:

(in thousands of $)
Year ending December 31,	Operating leases
2019 (1)	2,304
2020	3,452
2021	2,288
2022	1,223
2023	491
Thereafter	2,462
Total operating lease liabilities on June 30, 2019	12,220
(1) For the six months ending December 31, 2019.